Note 10 - Financial Risk Management (Details Textual) - CAD ($)	Sep. 30, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Cash	$ 167,305	$ 998,262
Current liabilities	$ 3,809,293	$ 2,732,374